Other Payables and Accrued Liabilities	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Payables and Accruals [Abstract]
Other Payables and Accrued Liabilities

8. OTHER PAYABLES AND ACCRUED LIABILITIES

	Period Ended	Year Ended
	December 31, 2018	March 31, 2018
	(Unaudited)	(Restated)
Other payables	$122,474	$48,373
Accruals	$84,847	$33,499
Total payables and accrued liabilities	$207,321	$81,872

As of December 31, 2018 and March 31, 2018, other payables consist of refundable deposits payables to participants amounted to $ 40,360 and $35,166 respectively.

8. OTHER PAYABLES AND ACCRUED LIABILITIES

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
	(Restated)	(Restated)
Other payables	$48,373	$25,978
Accruals	$33,499	$64,798
Total payables and accrued liabilities	$81,872	$90,776

As of March 31, 2018 and March 31, 2017, other payables consist of refundable deposits payables to participants amounted to $ 35,166 and $ 22,498 respectively.